Warrant Liabilities - Schedule of Warrant Exercise Price (Details)	Dec. 31, 2025 $ / shares
First Closing of First Tranche [Member]
Schedule of Warrant Exercise Price [Member]
Exercise price, warrants	$ 4.71
Second Closing of First Tranche [Member]
Schedule of Warrant Exercise Price [Member]
Exercise price, warrants	4.66
Third Closing of First Tranche [Member]
Schedule of Warrant Exercise Price [Member]
Exercise price, warrants	3.06
First Closing of Second Tranche [Member]
Schedule of Warrant Exercise Price [Member]
Exercise price, warrants	1.7
Second Closing of Second Tranche [Member]
Schedule of Warrant Exercise Price [Member]
Exercise price, warrants	$ 1.18